Schedule of investment in the Joint Venture (Details)	12 Months Ended
Jun. 30, 2025 CAD ($)
Notes and other explanatory information [abstract]
Current Receivable Due From Joint Ventures
Cash contributions to JV	6,291,062
Deferred contributions	10,232,250
Share of loss in Powder River Basin LLC	(17,315)
Current Receivable Due From Joint Ventures	$ 16,505,997